SUBSEQUENT EVENTS - Altium warrant exercises and the Altium Agreement, the warrants outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Aug. 02, 2022	Jul. 14, 2022	Mar. 13, 2022
ADS
Subsequent Event [Line Items]
Number of shares issued for warrants		342,100
Number of warrants outstanding		143,028
Subsequent Event [Member] | Altium Agreement
Subsequent Event [Line Items]
Number of ADS received for a warrant			23,040
Exercise price of warrant per ADS				$ 0.00
Subsequent Event [Member] | ADS | Series B warrants
Subsequent Event [Line Items]
Number of ADS received for a warrant	1
Exercise price of warrant per ADS					$ 49.75
Number of shares issued for warrants					342,100
Number of shares issued for warrants	342,100
Subsequent Event [Member] | ADS | Series A warrants held by Investor
Subsequent Event [Line Items]
Exercise price of warrant per ADS					$ 49.75
Number of shares issued for warrants					342,100
Subsequent Event [Member] | ADS | Altium Agreement
Subsequent Event [Line Items]
Number of warrants outstanding			15,168
Subsequent Event [Member] | ADS | Altium Agreement | Series A Warrant and Investor Exchange Warrants
Subsequent Event [Line Items]
Number of ADS received for a warrant			399,999
Exercise price of warrant per ADS				$ 0.00
Number of shares issued for warrants				399,999
Subsequent Event [Member] | ADS | Altium Agreement | Warrants held by 2020 noteholders
Subsequent Event [Line Items]
Exercise price of warrant per ADS			$ 0
Number of warrants outstanding			6,348
Subsequent Event [Member] | ADS | Altium Agreement | Warrants held by former Cellect warrant holders
Subsequent Event [Line Items]
Exercise price of warrant per ADS			$ 137.5
Number of warrants outstanding			8,820